Nuveen Multi-Manager Large-Cap Value Fund
Nuveen Multi-Manager Large-Cap Value Fund
Investment Objective
The investment objective of the fund is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 40 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 42 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-63 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Multi-Manager Large-Cap Value Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Multi-Manager Large-Cap Value Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.25%	0.25%	0.25%	0.27%	0.25%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.97%	1.49%	0.97%
Fee Waivers and/or Expense Reimbursements	[1]	(0.04%)	(0.04%)	(0.04%)	(0.06%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.18%	1.93%	1.93%	1.43%	0.93%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% (1.20% after October 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Multi-Manager Large-Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	688	596	196	146	95
3 Years	936	914	614	465	305
5 Years	1,203	1,159	1,059	808	532
10 Years	1,964	2,099	2,293	1,774	1,186

No Redemption
Expense Example, No Redemption - Nuveen Multi-Manager Large-Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	688	196	196	146	95
3 Years	936	614	614	465	305
5 Years	1,203	1,059	1,059	808	532
10 Years	1,964	2,099	2,293	1,774	1,186

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The fund's investment portfolio is managed by three sub-advisers, and the fund's investment adviser maintains a strategic asset allocation of between 25% and 40% of the fund's assets with each sub-adviser. The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective November 13, 2007, the fund, pursuant to shareholder approval, (a) modestly changed its investment objective and (b) added two sub-advisers to the fund. Therefore, the fund's total returns shown below for the periods prior to November 13, 2007 are not necessarily indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*
[1]	Class A year-to-date total return as of September 30, 2011 was -12.49%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.94% and -21.89%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The 5 and 10 year returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Multi-Manager Large-Cap Value Fund	1 Year	5 Year	10 Year
Class A	7.30%	1.41%	2.10%
Class A (return after taxes on distributions)	7.12%	(0.02%)	1.21%
Class A (return after taxes on distributions and sale of fund shares)	4.99%	0.96%	1.63%
Class B	9.02%	1.72%	2.09%
Class C	13.05%	1.86%	1.94%
Class R3	13.55%	2.32%	2.42%
Class I	14.12%	2.88%	2.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Large-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)	12.96%	0.88%	2.61%